Defined benefit plans (Detail 10) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 35,135	$ 19,333
Plan asset allocation %	100.00%	100.00%
Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 773	$ 62
Plan asset allocation %	2.00%	0.00%
Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,216	$ 0
Plan asset allocation %	3.00%	0.00%
Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 3,955	$ 2,426
Plan asset allocation %	11.00%	13.00%
Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 617	$ 576
Plan asset allocation %	2.00%	3.00%
Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 133	$ 0
Plan asset allocation %	0.00%	0.00%
Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 885	$ 489
Plan asset allocation %	3.00%	3.00%
Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6,822	$ 4,526
Plan asset allocation %	19.00%	23.00%
Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 4,682	$ 2,605
Plan asset allocation %	13.00%	13.00%
Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 8	$ 0
Plan asset allocation %	0.00%	0.00%
Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 8,902	$ 4,073
Plan asset allocation %	25.00%	21.00%
Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 862	$ 668
Plan asset allocation %	2.00%	3.00%
Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,654	$ 0
Plan asset allocation %	5.00%	0.00%
Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 451	$ 45
Plan asset allocation %	1.00%	0.00%
Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,726	$ 3,004
Plan asset allocation %	8.00%	16.00%
Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,449	$ 859
Plan asset allocation %	4.00%	4.00%
Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 24,947	$ 12,652
Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	773	62
Quoted in an active market | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	133	0
Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	885	489
Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	5,645	3,283
Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4,682	2,605
Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8	0
Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8,902	4,073
Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	862	668
Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,654	0
Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	385	0
Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	799	1,094
Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	218	378
Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	10,189	6,681
Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Equity securities - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,216	0
Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3,955	2,426
Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	617	576
Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,177	1,244
Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	67	45
Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,927	1,910
Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,231	$ 481